ORGANIZATION AND NATURE OF BUSINESS (Detail Textuals) - USD ($)	1 Months Ended			5 Months Ended	12 Months Ended
	Jul. 28, 2015	Apr. 20, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
Organization And Nature Of Business [Line Items]
Number of shares issued under exchange agreement			5,250,000		5,250,000
Number of shares issued			2,500,000	11,500,000
Common stock price per share			$ 0.08
Value of shares issued under private placement			$ 200,000	$ 1,215
Number of shares held prior to reverse acquisition					424,977
Reverse stock split effective ratio		one-for-800 reverse split
Reverse stock split ratio for each share		1/800
Common stock, shares outstanding		339,757,357		11,500,000	19,769,977
Number of shares converted into reverse splits		424,977
Private Placement
Organization And Nature Of Business [Line Items]
Number of shares issued			2,500,000
Common stock price per share			$ 0.08
Value of shares issued under private placement			$ 200,000
Cala Energy Corp
Organization And Nature Of Business [Line Items]
Assets acquired					$ 2,578
Liabilities assumed					$ 42,100
Common stock, shares outstanding					11,500,000
Share Exchange Agreement | LFC
Organization And Nature Of Business [Line Items]
Number of shares issued	750,000		11,500,000
Value of shares issued under private placement	$ 75
Share Exchange Agreement | LFC | Convertible notes
Organization And Nature Of Business [Line Items]
Number of shares issued under exchange agreement			16,750,000
Common stock ownership percentage			84.70%
Number of shares issued as reverse acquisition transaction			16,750,000